Statement of Additional Information (SAI) Supplement – October 9, 2013*

Fund	SAI dated
Columbia Asia Pacific ex-Japan Fund	October 1, 2013
Columbia Diversified Equity Income Fund	October 1, 2013
Columbia Global Equity Fund	October 1, 2013

The information under the caption “Portfolio Managers” in the section entitled “Investment Management and Other Services – Investment Manager and Subadvisers” is hereby superseded and replaced in the SAI for the above mentioned funds:

Fund	Portfolio Manager		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
			Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
For funds with fiscal period ending May 31
Diversified Equity Income Fund	Hugh H. Mullin	(c)	4 other accounts	$2.63 million	None	None	(2)	(11)
	Russell Bloomfield	(d)	4 other accounts	$0.53 million	None	None
For funds with fiscal period ending October 31
Asia Pacific ex-Japan Fund	Threadneedle:
	Vanessa Donegan		1 RIC 2 PIVs 2 other accounts	$393.13 million $1.40 billion $906.10 million	None	None(e)	(9)	(19)
	George Gosden	(c)	2 other accounts	$1.04 billion
Global Equity Fund	Neil Robson	(f)	4 PIVs 1 other account	$438.60 million $751.60 million	None	None(e)	(9)	(19)
	Pauline Grange	(g)	1 other account	$35.8 million

(a)   RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b)   Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)   The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of July 31, 2013.

(d)   The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of August 31, 2013.

(e)   The Fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the Fund.

(f)   The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of March 31, 2013.

(g)   The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of September 30, 2013.

The rest of this section remains the same.

Shareholders should retain this supplement for future reference.

*Valid until next update.

SUP915_00_004_(10/13)